Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 83,166	$ 126,982	$ 108,780	$ (4,119)	$ (59,369)	$ 255,440
Net Income	0	0	33,087	0	0	33,087
Change in other comprehensive income (loss), net of tax	0	0	0	1,626	0	1,626
Net proceeds from stock offering	15,640	51,938	0	0	0	67,578
Issuance of restricted stock	106	(106)	0	0	0	0
Cash dividend declared	0	0	(22,402)	0	0	(22,402)
Sale of treasury stock	0	(2,463)	0	0	5,363	2,900
Stock based compensation expense	0	287	0	0	0	287
Balance at Dec. 31, 2011	98,912	176,638	119,465	(2,493)	(54,006)	338,516
Net Income	0	0	37,534	0	0	37,534
Change in other comprehensive income (loss), net of tax	0	0	0	4,051	0	4,051
Cash dividend declared	0	0	(24,621)	0	0	(24,621)
Sale of treasury stock	0	(2,144)	0	0	5,057	2,913
Stock based compensation expense	0	405	0	0	0	405
Balance at Dec. 31, 2012	98,912	174,899	132,378	1,558	(48,949)	358,798
Net Income	0	0	39,812	0	0	39,812
Change in other comprehensive income (loss), net of tax	0	0	0	(15,361)	0	(15,361)
Stock options and related tax benefits	15	61	0	0	(40)	36
Cash dividend declared	0	0	(24,758)	0	0	(24,758)
Sale of treasury stock	0	(2,194)	0	0	5,102	2,908
Stock based compensation expense	0	378	0	0	0	378
Balance at Dec. 31, 2013	$ 98,927	$ 173,144	$ 147,432	$ (13,803)	$ (43,887)	$ 361,813